JUDICIAL DEPOSITS AND GARNISHMENTS - Tax related judicial Deposits (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		R$ 1,697,070	R$ 1,628,645
Universal Telecommunication Services Fund (FUST)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax	[1]	622,820	596,356
State Value-Added Tax (ICMS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax	[2]	432,253	406,397
Social Contribution Tax for Intervention in the Economic Order (CIDE)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax	[3]	338,694	325,423
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		61,935	60,462
Telecommunications Inspection Fund (FISTEL)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		55,801	53,360
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		29,425	35,770
Withholding Income Tax (IRRF)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		45,360	43,396
Social Security, work accident insurance (SAT) and funds to third parties (INSS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		27,503	25,905
Other taxes, charges and contributions
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		R$ 83,279	R$ 81,576

[1]	The Company and/or its subsidiaries filed an injunction in order to represent its right not to include expenses with interconnection and industrial use of dedicated line in the FUST tax base, according to Abridgment No. 7, of December 15, 2005, as it does not comply with the provisions contained in the sole paragraph of article 6 of Law No. 9998/00. The amounts related to these expenses are deposited.
[2]	The Company is party to legal proceedings related to: (i) ICMS on operations with payment based on estimates; (ii) ICMS FECP; (iii) right to ICMS credit on the acquisition of property and equipment and electricity; (iv) ICMS on amounts given as discounts and (v) consignment in payment of ICMS amounts referring to part of pay TV operations.
[3]	The Company is party to legal proceedings for the exemption of CIDE levied on offshore remittances of funds arising from agreements for the transfer of technology, brand and software licensing etc.